Non-Controlling Interests - Schedule of Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Current assets	$ 1,711,276	$ 1,115,924
Non-current assets	5,562,634	6,002,719
Current liabilities	(2,732,150)	(2,179,504)
Non-current liabilities	(4,536,593)	(3,946,678)
Total assets	7,273,910	7,118,643
(Loss) profit	19,717	25,946	$ 33,795
Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	119,590	116,902
Non-current assets	45,096	49,544
Current liabilities	(152,544)	(151,817)
Non-current liabilities	(214,308)	(192,622)
Total assets	(202,166)	(177,993)
(Loss) profit	19,717	25,946
Other comprehensive income	$ (178)	$ (261)
LifeMiles Ltd. [Member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	30.00%	30.00%
Current assets	$ 52,807	$ 50,344
Non-current assets	20,168	24,337
Current liabilities	(94,047)	(98,034)
Non-current liabilities	(172,582)	(160,816)
Total assets	(193,654)	(184,169)
(Loss) profit	26,829	24,321
Other comprehensive income	$ (163)	$ (94)
Taca International Airlines S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	3.17%	3.17%
Current assets	$ 30,762	$ 28,269
Non-current assets	14,113	8,932
Current liabilities	(18,421)	(18,861)
Non-current liabilities	(37,848)	(26,210)
Total assets	(11,394)	(7,870)
(Loss) profit	(3,524)	(3,684)
Other comprehensive income	$ 7	$ (158)
Aerotaxisla Costena SA [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage		31.92%
Current assets		$ 2,597
Non-current assets		687
Current liabilities		(1,268)
Total assets		2,016
(Loss) profit		$ (499)
Turbo Prop Leasing Corp [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage		32.00%
Current assets		$ 4,155
Non-current assets		7,615
Current liabilities		(2,658)
Non-current liabilities		(3,995)
Total assets		5,117
(Loss) profit		$ 1,283
Avianca Costa Rica S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	7.58%	7.58%
Current assets	$ 28,747	$ 25,818
Non-current assets	5,470	5,444
Current liabilities	(34,584)	(27,515)
Non-current liabilities	(806)	(827)
Total assets	(1,173)	2,920
(Loss) profit	(4,066)	841
Other comprehensive income	(25)
Other Individually Immaterial Subsidiaries [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	7,274	5,719
Non-current assets	5,345	2,529
Current liabilities	(5,492)	(3,481)
Non-current liabilities	(3,072)	(774)
Total assets	4,055	3,993
(Loss) profit	478	3,683
Other comprehensive income	$ 3	$ (9)